CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2019	€ 33,531	€ 4,836	€ 88,077	€ (60,124)	€ 742	€ (13)	€ 33,518
Loss for the period	(7,682)			(7,682)		(42)	(7,724)
Foreign currency translations	812				812		812
Equity-settled share-based payment	333		333				333
Balance at the end at Jun. 30, 2020	26,994	4,836	88,410	(67,806)	1,554	(55)	26,939
Balance at the beginning at Dec. 31, 2019	33,531	4,836	88,077	(60,124)	742	(13)	33,518
Loss for the period							(15,481)
Balance at the end at Dec. 31, 2020	19,796	4,836	88,748	(75,463)	1,675	(155)	19,641
Loss for the period	(10,724)			(10,724)		(109)	(10,833)
Foreign currency translations	(120)				(120)		(120)
Issue of ordinary shares in the form of ADS, net of transaction costs and tax	15,953	1,065	14,888				15,953
Equity-settled share-based payment	218		218				218
Balance at the end at Jun. 30, 2021	€ 25,123	€ 5,901	€ 103,854	€ (86,187)	€ 1,555	€ (264)	€ 24,859